As filed with the Securities and Exchange Commission on November 29, 2018

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-8352

LKCM Funds
 (Exact name of registrant as specified in charter)

c/o Luther King Capital Management Corporation
301 Commerce Street, Suite 1600
Fort Worth, TX 76102
 (Address of principal executive offices) (Zip code)

K&L Gates LLP
1601 K Street, NW
Washington, DC 20006
 (Name and address of agent for service)

1-800-688-LKCM & 1-800-423-6369
Registrant's telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period:  September 30, 2018

Item 1. Schedule of Investments.

LKCM SMALL CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 98.8%	Shares	Value
Aerospace & Defense - 1.5%
Mercury Systems, Inc. (a)	60,020	$3,320,306

Banks - 9.5%
BancorpSouth Bank	84,154	2,751,836
Cadence BanCorporation	90,490	2,363,599
CBTX, Inc.	45,440	1,614,937
Glacier Bancorp, Inc.	50,460	2,174,321
Green Bancorp, Inc.	90,240	1,994,304
LegacyTexas Financial Group, Inc.	58,955	2,511,483
Pinnacle Financial Partners, Inc.	41,965	2,524,195
Seacoast Banking Corp of Florida (a)	83,040	2,424,768
Texas Capital Bancshares, Inc. (a)	35,260	2,914,239
		21,273,682
Biotechnology - 4.8%
Charles River Laboratories International, Inc. (a)	27,555	3,707,250
Ligand Pharmaceuticals Incorporated (a)	14,280	3,919,717
Neogen Corporation (a)	43,080	3,081,512
		10,708,479
Building Products - 5.0%
American Woodmark Corporation (a)	14,650	1,149,292
Builders FirstSource, Inc. (a)	134,795	1,978,790
CSW Industrials, Inc. (a)	43,690	2,346,153
Patrick Industries, Inc. (a)	34,550	2,045,360
PGT, Inc. (a)	111,121	2,400,214
Trex Company, Inc. (a)	16,315	1,255,929
		11,175,738
Capital Markets - 0.8%
BGC Partners Inc. - Class A	155,710	1,840,492

Chemicals - 0.9%
Ferro Corporation (a)	87,485	2,031,402

Commercial Services & Supplies - 1.2%
Healthcare Services Group, Inc.	66,735	2,710,776

Communication Equipment - 1.2%
Finisar Corporation (a)	58,160	1,107,948
Infinera Corporation (a)	201,980	1,474,454
		2,582,402
Construction & Engineering - 2.0%
EMCOR Group, Inc.	30,305	2,276,209
NV5 Global, Inc. (a)	26,175	2,269,372
		4,545,581
Construction Materials - 0.3%
Summit Materials, Inc. - Class A (a)	42,779	777,722

Consumer Finance - 1.3%
FirstCash, Inc.	34,450	2,824,900

Electronic Equipment & Instruments - 1.6%
Littelfuse, Inc.	8,510	1,684,044
Mesa Laboratories, Inc.	10,670	1,980,565
		3,664,609
Energy Equipment & Services - 0.7%
Mammoth Energy Services, Inc.	50,000	1,455,000

Food Products - 1.2%
Freshpet, Inc. (a)	13,525	496,368
Hostess Brands, Inc. (a)	100,000	1,107,000
J&J Snack Foods Corp.	7,370	1,112,059
		2,715,427
Health Care Equipment & Supplies - 6.0%
Cantel Medical Corp.	32,335	2,976,760
LeMaitre Vascular, Inc.	51,670	2,001,696
PRA Health Sciences, Inc. (a)	10,242	1,128,566
STAAR Surgical Co. (a)	121,390	5,826,720
ViewRay Inc. (a)	154,900	1,449,864
		13,383,606
Health Care Providers & Services - 5.4%
HealthEquity, Inc. (a)	48,435	4,572,748
Omnicell, Inc. (a)	41,815	3,006,499
R1 RCM Inc. (a)	192,640	1,957,222
U.S. Physical Therapy, Inc.	21,805	2,586,073
		12,122,542
Health Care Technology - 0.4%
Teladoc Health, Inc. (a)	9,910	855,729

Hotels, Restaurants & Leisure - 2.2%
Planet Fitness, Inc. - Class A (a)	50,950	2,752,829
Wingstop Inc.	31,990	2,183,957
		4,936,786
Household Durables - 1.0%
Century Communities, Inc. (a)	83,540	2,192,925

Insurance - 0.4%
Trupanion, Inc. (a)	26,535	948,096

Internet & Catalog Retail - 1.1%
Nutrisystem, Inc.	67,035	2,483,647

Internet Software & Services - 1.0%
Euronet Worldwide, Inc. (a)	22,710	2,275,996

IT Consulting & Services - 3.6%
Acxiom Holdings, Inc. (a)	71,521	3,533,853
Cass Information Systems, Inc.	24,025	1,564,508
Everi Holdings, Inc. (a)	118,785	1,089,258
FireEye, Inc. (a)	114,145	1,940,465
		8,128,084
Machinery - 5.6%
Actuant Corporation - Class A	24,240	676,296
Barnes Group Inc.	26,185	1,859,921
John Bean Technologies Corporation	11,630	1,387,459
Kennametal Inc.	73,195	3,188,374
Lindsay Corporation	11,300	1,132,712
Rexnord Corporation (a)	64,070	1,973,356
Watts Water Technologies, Inc. - Class A	27,625	2,292,875
		12,510,993

Marine - 1.4%
Kirby Corporation (a)	39,180	3,222,555

Media & Entertainment - 1.8%
comScore, Inc. (a)	44,145	804,763
Criteo SA - ADR (a) (b)	42,545	975,982
Nexstar Media Group, Inc. - Class A	28,400	2,311,760
		4,092,505
Metals & Mining - 1.9%
Carpenter Technology Corporation	40,390	2,380,990
Ferroglobe PLC (b)	221,125	1,806,591
		4,187,581
Multiline Retail - 2.2%
Ollie's Bargain Outlet Holdings, Inc. (a)	52,125	5,009,213

Oil & Gas & Consumable Fuels - 3.2%
Matador Resources Company (a)	82,725	2,734,061
Oasis Petroleum Inc. (a)	126,230	1,789,941
PDC Energy, Inc. (a)	19,405	950,069
SRC Energy, Inc. (a)	202,710	1,802,092
		7,276,163
Pharmaceuticals - 0.7%
Cambrex Corp. (a)	22,659	1,549,876

Real Estate Investment Trusts - 1.7%
First Industrial Realty Trust, Inc.	64,015	2,010,071
Life Storage, Inc.	19,075	1,815,177
		3,825,248
Retailing - 1.3%
Stamps.com Inc. (a)	13,015	2,943,993

Road & Rail - 1.1%
Genesee & Wyoming Inc. - Class A (a)	27,525	2,504,500

Software - 3.9%
ACI Worldwide, Inc. (a)	86,610	2,437,205
Fair Isaac Corporation (a)	10,595	2,421,487
OneSpan Inc. (a)	63,355	1,206,913
RealPage, Inc. (a)	40,500	2,668,950
		8,734,555
Software & Services - 11.7%
Alarm.com Holdings, Inc. (a)	57,770	3,315,998
Box, Inc. - Class A (a)	46,405	1,109,543
Carbonite, Inc. (a)	73,660	2,625,979
Cornerstone OnDemand, Inc. (a)	48,025	2,725,419
Coupa Software, Inc. (a)	72,520	5,736,332
Envestnet, Inc. (a)	60,116	3,664,070
LogMeIn, Inc.	13,030	1,160,973
New Relic, Inc. (a)	10,185	959,733
The Trade Desk, Inc. - Class A (a)	23,865	3,601,467
Twilio Inc. - Class A (a)	14,695	1,267,885
		26,167,399
Textiles, Apparel & Luxury Goods - 3.2%
Columbia Sportswear Company	33,121	3,082,572
Oxford Industries, Inc.	25,615	2,310,473
Steven Madden Ltd.	34,690	1,835,101
		7,228,146

Thrifts & Mortgage Finance - 2.1%
Banc of California, Inc.	113,145	2,138,440
Home BancShares Inc.	118,721	2,599,990
		4,738,430
Trading Companies & Distributors - 3.9%
DXP Enterprises, Inc. (a)	54,495	2,183,615
MSC Industrial Direct Co., Inc. - Class A	13,285	1,170,541
Systemax, Inc.	30,610	1,008,293
Textainer Group Holdings Ltd. (a) (b)	131,370	1,681,536
Triton International Limited of Bermuda (b)	81,935	2,725,978
		8,769,963
TOTAL COMMON STOCKS
(Cost $149,972,343)		221,715,047

SHORT-TERM INVESTMENT - 1.4%
Money Market Fund - 1.4%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.97% (c)	3,222,770	3,222,770

TOTAL SHORT-TERM INVESTMENT
(Cost $3,222,770)		3,222,770

Total Investments - 100.2%		224,937,817
(Cost $153,195,113)
Liabilities in Excess of Other Assets - (0.2)%		(408,552)
TOTAL NET ASSETS - 100.0%		$224,529,265

ADR	American Depositary Receipt
(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$153,195,113
Gross unrealized appreciation	73,627,601
Gross unrealized depreciation	(1,884,897)
Net unrealized appreciation	$71,742,704

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM SMALL-MID CAP EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 95.9%	Shares	Value
Aerospace & Defense - 5.6%
HEICO Corporation	4,863	$450,362
Hexcel Corporation	3,730	250,097
Mercury Systems, Inc. (a)	5,870	324,728
		1,025,187
Banks - 7.1%
Cadence BanCorporation	9,805	256,106
LegacyTexas Financial Group, Inc.	8,090	344,634
Pinnacle Financial Partners, Inc.	3,640	218,946
SVB Financial Group (a)	560	174,065
Texas Capital Bancshares, Inc. (a)	3,915	323,575
		1,317,326
Biotechnology - 7.0%
Charles River Laboratories International, Inc. (a)	2,510	337,695
Exact Sciences Corp. (a)	3,460	273,063
Ligand Pharmaceuticals Incorporated (a)	1,550	425,460
Neogen Corporation (a)	3,505	250,713
		1,286,931
Building Products - 1.0%
Builders FirstSource, Inc. (a)	12,995	190,767

Capital Markets - 1.0%
SEI Investments Company	2,890	176,579

Chemicals - 2.1%
CF Industries Holdings, Inc.	7,090	385,980

Commercial Services & Supplies - 1.4%
Healthcare Services Group, Inc.	6,344	257,693

Construction & Engineering - 1.0%
EMCOR Group, Inc.	2,490	187,024

Consumer Finance - 2.0%
FirstCash, Inc.	4,470	366,540

Diversified Financials - 2.8%
MSCI Inc.	2,865	508,280

Electronic Equipment & Instruments - 5.1%
FLIR Systems, Inc.	6,020	370,049
Littelfuse, Inc.	875	173,154
Trimble Inc. (a)	9,305	404,395
		947,598
Health Care Equipment & Supplies - 3.3%
Cantel Medical Corp.	3,285	302,417
PRA Health Sciences, Inc. (a)	2,865	315,694
		618,111
Health Care Providers & Services - 3.7%
HealthEquity, Inc. (a)	4,705	444,199
Omnicell, Inc. (a)	3,450	248,055
		692,254

Internet Software & Services - 1.5%
Euronet Worldwide, Inc. (a)	2,705	271,095

IT Consulting & Services - 1.9%
Acxiom Corporation (a)	7,110	351,305

Leisure Equipment & Products - 2.9%
Polaris Industries Inc.	1,680	169,596
Pool Corporation	2,240	373,811
		543,407
Machinery - 3.7%
John Bean Technologies Corporation	945	112,739
Kennametal Inc.	5,295	230,650
Rexnord Corporation (a)	10,940	336,952
		680,341
Marine - 1.5%
Kirby Corporation (a)	3,400	279,650

Media & Entertainment - 1.8%
Nexstar Media Group, Inc. - Class A	4,140	336,996

Metals & Mining - 1.3%
Ferroglobe PLC (b)	8,130	66,422
Reliance Steel & Aluminum Co.	2,065	176,124
		242,546
Multiline Retail - 3.1%
Ollie's Bargain Outlet Holdings, Inc. (a)	6,015	578,042

Oil & Gas & Consumable Fuels - 4.7%
Matador Resources Company (a)	12,295	406,350
WPX Energy Inc. (a)	22,505	452,800
		859,150
Real Estate Investment Trusts - 2.4%
First Industrial Realty Trust, Inc.	7,900	248,060
Life Storage, Inc.	1,965	186,989
		435,049
Retailing - 1.7%
Stamps.com Inc. (a)	1,360	307,632

Road & Rail - 1.1%
Genesee & Wyoming Inc. - Class A (a)	2,315	210,642

Software - 10.0%
Fair Isaac Corporation (a)	1,300	297,115
Fortinet Inc. (a)	5,920	546,238
Guidewire Software Inc. (a)	3,855	389,394
Proofpoint, Inc. (a)	3,140	333,876
RealPage, Inc. (a)	4,370	287,983
		1,854,606
Software & Services - 6.1%
Akamai Technologies, Inc. (a)	4,305	314,911
Envestnet, Inc. (a)	5,205	317,245
Twilio Inc. - Class A (a)	5,800	500,424
		1,132,580
Specialty Retail - 1.5%
Tiffany & Co.	2,170	279,865

Textiles, Apparel & Luxury Goods - 3.5%
Columbia Sportswear Company	3,155	293,636
Michael Kors Holdings Ltd. (a) (b)	5,165	354,112
		647,748
Thrifts & Mortgage Finance - 1.2%
Home BancShares Inc.	10,230	224,037

Trading Companies & Distributors - 2.9%
Triton International Limited of Bermuda (b)	7,365	245,034
Watsco, Inc.	1,665	296,536
		541,570
TOTAL COMMON STOCKS
(Cost $12,170,330)		17,736,531

SHORT-TERM INVESTMENT - 4.2%
Money Market Fund - 4.2%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.97% (c)	770,108	770,108

TOTAL SHORT-TERM INVESTMENT
(Cost $770,108)		770,108

Total Investments - 100.1%		18,506,639
(Cost $12,940,438)
Liabilities in Excess of Other Assets - (0.1)%		(20,548)
TOTAL NET ASSETS - 100.0%		$18,486,091

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$12,940,438
Gross unrealized appreciation	5,741,870
Gross unrealized depreciation	(175,669)
Net unrealized appreciation	$5,566,201

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 95.3%	Shares	Value
Aerospace & Defense - 2.7%
Honeywell International Inc.	60,000	$9,984,000

Banks - 8.8%
Bank of America Corporation	385,000	11,342,100
Comerica Incorporated	126,000	11,365,200
Cullen/Frost Bankers, Inc.	65,000	6,788,600
Glacier Bancorp, Inc.	60,000	2,585,400
		32,081,300
Beverages - 2.5%
The Coca-Cola Company	80,000	3,695,200
PepsiCo, Inc.	49,000	5,478,200
		9,173,400
Biotechnology - 2.3%
Amgen Inc.	40,000	8,291,600

Chemicals - 4.8%
DowDuPont Inc.	90,000	5,787,900
Ecolab Inc.	30,000	4,703,400
FMC Corporation	80,000	6,974,400
		17,465,700
Commercial Services & Supplies - 3.2%
Cintas Corporation	20,000	3,956,200
Waste Connections, Inc. (b)	97,500	7,777,575
		11,733,775
Computers & Peripherals - 2.5%
Apple Inc.	40,000	9,029,600

Diversified Financials - 3.1%
JPMorgan Chase & Co.	102,000	11,509,680

Electrical Equipment & Instruments - 5.7%
Emerson Electric Co.	80,000	6,126,400
Franklin Electric Co., Inc.	85,000	4,016,250
Rockwell Automation, Inc.	20,000	3,750,400
Roper Technologies, Inc.	23,000	6,812,830
		20,705,880
Electronic Equipment & Instruments - 2.5%
National Instruments Corporation	55,000	2,658,150
Trimble Inc. (a)	150,000	6,519,000
		9,177,150
Health Care Equipment & Supplies - 6.9%
Danaher Corporation	75,000	8,149,500
PerkinElmer, Inc.	100,000	9,727,000
Thermo Fisher Scientific Inc.	30,000	7,322,400
		25,198,900
Household Durables - 0.6%
Roku, Inc. (a)	30,000	2,190,900

Household Products - 1.6%
Kimberly-Clark Corporation	50,000	5,682,000

Internet & Catalog Retail - 2.7%
Amazon.com, Inc. (a)	5,000	10,015,000

IT Consulting & Services - 1.8%
PayPal Holdings, Inc. (a)	75,000	6,588,000

Machinery - 4.6%
Generac Holdings, Inc. (a)	108,000	6,092,280
The Toro Company	74,000	4,437,780
Valmont Industries, Inc.	45,000	6,232,500
		16,762,560
Marine - 1.1%
Kirby Corporation (a)	50,000	4,112,500

Media & Entertainment - 3.9%
Alphabet, Inc. - Class A (a)	7,000	8,449,560
Facebook, Inc. - Class A (a)	35,000	5,756,100
		14,205,660
Oil & Gas & Consumable Fuels - 7.2%
Cabot Oil & Gas Corporation	190,000	4,278,800
ConocoPhillips	62,000	4,798,800
EOG Resources, Inc.	65,000	8,292,050
Occidental Petroleum Corporation	110,000	9,038,700
		26,408,350
Personal Products - 1.2%
The Estee Lauder Companies Inc. - Class A	30,000	4,359,600

Pharmaceuticals - 5.7%
Johnson & Johnson	38,000	5,250,460
Merck & Co., Inc.	80,000	5,675,200
Pfizer Inc.	115,000	5,068,050
Zoetis Inc.	53,500	4,898,460
		20,892,170
Road & Rail - 2.3%
Kansas City Southern	40,000	4,531,200
Union Pacific Corporation	24,000	3,907,920
		8,439,120
Software - 5.3%
Adobe Systems Incorporated (a)	30,000	8,098,500
Microsoft Corporation	100,000	11,437,000
		19,535,500
Software & Services - 5.4%
Akamai Technologies, Inc. (a)	90,000	6,583,500
Alarm.com Holdings, Inc. (a)	67,000	3,845,800
Envestnet, Inc. (a)	65,000	3,961,750
LogMeIn, Inc.	60,000	5,346,000
		19,737,050
Specialty Retail - 3.3%
The Home Depot, Inc.	40,000	8,286,000
Tiffany & Co.	30,000	3,869,100
		12,155,100
Textiles, Apparel & Luxury Goods - 3.6%
Tapestry, Inc.	80,000	4,021,600
VF Corporation	100,000	9,345,000
		13,366,600
TOTAL COMMON STOCKS
(Cost $187,998,577)		348,801,095

	Principal
U.S. GOVERNMENT ISSUE - 2.7%	Amount	Value
U.S. Treasury Note - 2.7%
1.500%, 05/31/2019	10,000,000	9,934,570

TOTAL U.S. GOVERNMENT ISSUE
(Cost $9,946,156)		9,934,570

SHORT-TERM INVESTMENT - 2.0%	Shares
Money Market Fund - 2.0%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.97% (c)	7,498,659	7,498,659

TOTAL SHORT-TERM INVESTMENT
(Cost $7,498,659)		7,498,659

Total Investments - 100.0%		366,234,324
(Cost $205,443,392)
Liabilities in Excess of Other Assets - 0.0%		(103,462)
TOTAL NET ASSETS - 100.0%		$366,130,862

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$205,443,392
Gross unrealized appreciation	161,832,575
Gross unrealized depreciation	(1,041,643)
Net unrealized appreciation	$160,790,932

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM BALANCED FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 65.6%	Shares	Value
Aerospace & Defense - 0.9%
Honeywell International Inc.	5,100	$848,640

Banks - 4.8%
Bank of America Corporation	38,500	1,134,210
Comerica Incorporated	10,100	911,020
Cullen/Frost Bankers, Inc.	5,900	616,196
SunTrust Banks, Inc.	11,500	768,085
Zions Bancorporation	17,500	877,625
		4,307,136
Beverages - 1.7%
The Coca-Cola Company	17,600	812,944
PepsiCo, Inc.	6,700	749,060
		1,562,004
Biotechnology - 1.7%
Celgene Corporation (a)	6,700	599,583
Charles River Laboratories International, Inc. (a)	6,800	914,872
		1,514,455
Capital Markets - 1.0%
SEI Investments Company	14,500	885,950

Chemicals - 5.4%
Air Products and Chemicals, Inc.	5,100	851,955
DowDuPont Inc.	16,076	1,033,847
Ecolab Inc.	4,800	752,544
FMC Corporation	11,200	976,416
GCP Applied Technologies Inc. (a)	16,000	424,800
Praxair, Inc.	5,500	884,015
		4,923,577
Commercial Services & Supplies - 1.6%
Cintas Corporation	3,500	692,335
Waste Management, Inc.	7,900	713,844
		1,406,179
Computers & Peripherals - 1.8%
Apple Inc.	7,150	1,614,041

Construction Materials - 0.8%
Martin Marietta Materials, Inc.	3,900	709,605

Containers & Packaging - 0.4%
Ball Corporation	8,800	387,112

Diversified Financials - 2.2%
JPMorgan Chase & Co.	9,000	1,015,560
Moody's Corporation	6,000	1,003,200
		2,018,760
Diversified Telecommunication Services - 1.5%
AT&T Inc.	26,739	897,896
Verizon Communications Inc.	8,641	461,343
		1,359,239
Electrical Equipment & Instruments - 0.9%
Rockwell Automation, Inc.	4,500	843,840

Electronic Equipment & Instruments - 1.9%
National Instruments Corporation	15,800	763,614
Trimble Inc. (a)	22,200	964,812
		1,728,426

Food & Drug Retailing - 1.8%
Walgreens Boots Alliance, Inc.	11,400	831,060
Walmart, Inc.	8,100	760,671
		1,591,731
Food Products - 0.9%
Mondelez International Inc. - Class A	19,800	850,608

Health Care Equipment & Supplies - 4.1%
Danaher Corporation	9,600	1,043,136
Medtronic, PLC (b)	7,600	747,612
PerkinElmer, Inc.	10,100	982,427
Thermo Fisher Scientific, Inc.	3,700	903,096
		3,676,271
Household Products - 2.0%
Colgate-Palmolive Company	11,600	776,620
Kimberly-Clark Corporation	6,600	750,024
The Procter & Gamble Company	3,500	291,305
		1,817,949
Internet & Catalog Retail - 1.6%
Amazon.com, Inc. (a)	700	1,402,100

IT Consulting & Services - 2.0%
PayPal Holdings, Inc. (a)	11,400	1,001,376
Visa Inc. - Class A	5,600	840,504
		1,841,880
Machinery - 0.8%
Fortive Corporation	9,100	766,220

Marine - 0.8%
Kirby Corporation (a)	9,000	740,250

Media & Entertainment - 3.1%
Alphabet, Inc. - Class C (a)	625	745,919
Alphabet, Inc. - Class A (a)	250	301,770
CBS Corporation - Class B	3,600	206,820
Facebook, Inc. - Class A (a)	4,600	756,516
The Walt Disney Company	6,700	783,498
		2,794,523
Oil & Gas & Consumable Fuels - 5.9%
Anadarko Petroleum Corporation	9,500	640,395
Cabot Oil & Gas Corporation	25,900	583,268
Chevron Corporation	5,795	708,613
ConocoPhillips	11,400	882,360
EOG Resources, Inc.	6,000	765,420
Exxon Mobil Corporation	6,727	571,929
Pioneer Natural Resources Company	2,600	452,894
WPX Energy Inc. (a)	35,000	704,200
		5,309,079
Pharmaceuticals - 5.5%
Abbott Laboratories	16,000	1,173,760
AbbVie Inc.	11,000	1,040,380
Merck & Co., Inc.	9,800	695,212
Pfizer Inc.	17,100	753,597
Zoetis Inc.	14,400	1,318,464
		4,981,413
Real Estate Investment Trusts - 0.5%
American Tower Corporation	3,200	464,960

Road & Rail - 0.5%
Union Pacific Corporation	3,000	488,490

Software - 4.9%
Adobe Systems Incorporated (a)	4,300	1,160,785
Microsoft Corporation	11,000	1,258,070
Oracle Corporation	15,400	794,024
RealPage, Inc. (a)	18,500	1,219,150
		4,432,029
Software & Services - 1.0%
Akamai Technologies, Inc. (a)	12,500	914,375

Specialty Retail - 1.5%
The Home Depot, Inc.	4,300	890,745
O'Reilly Automotive, Inc. (a)	1,400	486,248
		1,376,993
Textiles, Apparel & Luxury Goods - 2.1%
NIKE, Inc. - Class B	11,600	982,752
VF Corporation	9,500	887,775
		1,870,527
TOTAL COMMON STOCKS
(Cost $36,210,344)		59,428,362

	Principal
CORPORATE BONDS - 30.8%	Amount
Aerospace & Defense - 0.3%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$250,000	249,046

Air Freight & Logistics - 1.1%
FedEx Corp.
2.700%, 04/15/2023	425,000	409,760
United Parcel Service, Inc.
2.450%, 10/01/2022	600,000	580,409
		990,169
Banks - 2.6%
Bank of America Corporation:
2.625%, 10/19/2020	400,000	395,285
2.625%, 04/19/2021	250,000	246,077
The Bank of New York Mellon Corporation:
2.450%, 11/27/2020
Callable 10/27/2020	350,000	344,929
2.500%, 04/15/2021
Callable 03/15/2021	200,000	196,448
BB&T Corporation
2.250%, 02/01/2019
Callable 01/02/2019	115,000	114,878
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	435,000	433,115
Wells Fargo & Company:
2.150%, 01/15/2019	200,000	199,783
2.125%, 04/22/2019	150,000	149,537
Wells Fargo Bank, National Association
1.750%, 05/24/2019	250,000	248,478
		2,328,530

Beverages - 0.5%
PepsiCo, Inc.
3.000%, 08/25/2021	415,000	414,269

Biotechnology - 1.2%
Amgen Inc.:
2.200%, 05/22/2019
Callable 04/22/2019	100,000	99,652
2.125%, 05/01/2020
Callable 04/01/2020	100,000	98,470
2.700%, 05/01/2022
Callable 03/01/2022	325,000	316,366
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	250,000	246,816
Gilead Sciences, Inc.
2.050%, 04/01/2019	335,000	333,968
		1,095,272
Chemicals - 0.6%
Ecolab Inc.:
2.000%, 01/14/2019	250,000	249,571
2.250%, 01/12/2020	100,000	98,964
3.250%, 01/14/2023
Callable 11/14/2022	200,000	197,527
		546,062
Communications Equipment - 1.0%
Cisco Systems, Inc.:
2.125%, 03/01/2019	250,000	249,637
2.200%, 02/28/2021	275,000	269,365
QUALCOMM Incorporated
2.250%, 05/20/2020	350,000	345,557
		864,559
Computers & Peripherals - 0.9%
Apple Inc.
2.850%, 05/06/2021	500,000	497,689
International Business Machines Corporation
2.250%, 02/19/2021	350,000	343,052
		840,741
Consumer Finance - 0.6%
American Express Company
3.000%, 10/30/2024
Callable 09/29/2024	300,000	286,954
American Express Credit Corporation
2.600%, 09/14/2020
Callable 08/14/2020	300,000	297,365
		584,319
Diversified Financials - 0.7%
JPMorgan Chase & Co.:
2.400%, 06/07/2021
Callable 05/07/2021	400,000	390,150
3.375%, 05/01/2023	225,000	221,000
		611,150
Diversified Telecommunication Services - 1.5%
AT&T Inc.
2.450%, 06/30/2020
Callable 05/30/2020	725,000	715,613
Verizon Communications Inc.:
3.000%, 11/01/2021
Callable 09/01/2021	455,000	450,814
2.450%, 11/01/2022
Callable 08/01/2022	200,000	192,193
		1,358,620

Electrical Equipment & Instruments - 1.6%
Emerson Electric Co.:
2.625%, 02/15/2023
Callable 11/15/2022	400,000	385,734
3.150%, 06/01/2025
Callable 03/01/2025	200,000	193,517
Rockwell Automation, Inc.
2.050%, 03/01/2020
Callable 02/01/2020	288,000	284,091
Roper Technologies, Inc.
2.800%, 12/15/2021
Callable 11/15/2021	600,000	586,769
		1,450,111
Electronic Equipment & Instruments - 0.5%
Trimble Inc.
4.150%, 06/15/2023
Callable 05/15/2023	500,000	500,825

Food & Drug Retailing - 1.1%
Costco Wholesale Corporation
2.250%, 02/15/2022	400,000	388,090
Walgreens Boots Alliance, Inc.:
3.300%, 11/18/2021
Callable 09/18/2021	325,000	323,910
3.800%, 11/18/2024
Callable 08/18/2024	250,000	247,228
		959,228
Health Care Equipment & Supplies - 1.4%
Danaher Corporation
2.400%, 09/15/2020
Callable 08/15/2020	400,000	393,619
Medtronic, Inc.
2.500%, 03/15/2020	300,000	298,065
Thermo Fisher Scientific, Inc.
3.150%, 01/15/2023
Callable 10/15/2022	600,000	586,972
		1,278,656
Health Care Providers & Services - 0.6%
CVS Health Corporation:
2.250%, 12/05/2018
Callable 11/05/2018	175,000	174,882
2.125%, 06/01/2021
Callable 05/01/2021	400,000	386,337
		561,219
Hotels, Restaurants & Leisure - 0.3%
McDonald's Corporation:
2.750%, 12/09/2020
Callable 11/09/2020	200,000	198,643
3.625%, 05/20/2021	100,000	101,062
		299,705
Household Durables - 0.4%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	350,000	344,592

Industrial Conglomerates - 0.5%
General Electric Company
2.700%, 10/09/2022	500,000	482,756

Insurance - 0.8%
Berkshire Hathaway Inc.
2.200%, 03/15/2021
Callable 02/15/2021	710,000	696,433

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.
3.300%, 12/05/2021
Callable 10/05/2021	695,000	697,230

Media & Entertainment - 1.4%
Alphabet, Inc.
3.375%, 02/25/2024	600,000	604,131
Time Warner Inc.
3.400%, 06/15/2022	250,000	247,494
The Walt Disney Company
2.300%, 02/12/2021	420,000	412,590
		1,264,215
Oil & Gas & Consumable Fuels - 4.1%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	500,000	486,677
ConocoPhillips
2.400%, 12/15/2022
Callable 09/15/2022	490,000	469,557
Enterprise Products Operating LLC
2.850%, 04/15/2021
Callable 03/15/2021	500,000	494,006
EOG Resources, Inc.:
2.450%, 04/01/2020
Callable 03/01/2020	200,000	198,158
2.625%, 03/15/2023
Callable 12/15/2022	600,000	578,782
Exxon Mobil Corporation:
2.222%, 03/01/2021
Callable 02/01/2021	325,000	318,653
3.043%, 03/01/2026
Callable 12/01/2025	300,000	291,277
Kinder Morgan Energy Partners, L.P.
3.950%, 09/01/2022
Callable 06/01/2022	400,000	402,943
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	500,000	486,727
		3,726,780
Pharmaceuticals - 2.0%
Abbott Laboratories:
2.000%, 03/15/2020	250,000	246,985
3.400%, 11/30/2023
Callable 09/30/2023	350,000	349,061
AbbVie Inc.:
2.000%, 11/06/2018	134,000	133,944
2.500%, 05/14/2020
Callable 04/14/2020	425,000	420,402
Merck & Co., Inc.
2.350%, 02/10/2022	650,000	633,107
		1,783,499

Real Estate Investment Trusts - 0.5%
American Tower Corporation:
3.400%, 02/15/2019	400,000	400,729
2.800%, 06/01/2020
Callable 05/01/2020	100,000	99,100
		499,829
Road & Rail - 1.1%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	600,000	590,306
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	415,000	409,646
		999,952
Semiconductor Equipment & Products - 0.5%
Texas Instruments Incorporated
2.750%, 03/12/2021
Callable 02/12/2021	470,000	466,633

Software - 1.2%
Microsoft Corporation
2.375%, 02/12/2022
Callable 01/12/2022	400,000	390,733
Oracle Corporation:
2.375%, 01/15/2019	125,000	124,928
2.800%, 07/08/2021	625,000	620,339
		1,136,000
Specialty Retail - 1.0%
The Home Depot, Inc.:
2.000%, 06/15/2019
Callable 05/15/2019	325,000	323,848
2.625%, 06/01/2022
Callable 05/01/2022	290,000	284,276
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	300,000	309,282
		917,406
TOTAL CORPORATE BONDS
(Cost $28,563,379)		27,947,806

SHORT-TERM INVESTMENT - 3.2%	Shares
Money Market Fund - 3.2%
Invesco Short-Term Investments Trust - Government & Agency Portfolio -Institutional Shares, 1.97% (c)	2,938,480	2,938,480

TOTAL SHORT-TERM INVESTMENT
(Cost $2,938,480)		2,938,480

Total Investments - 99.6%		90,314,648
(Cost $67,712,203)
Other Assets in Excess of Liabilities - 0.4%		335,309
TOTAL NET ASSETS - 100.0%		$90,649,957

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$67,712,203
Gross unrealized appreciation	23,662,208
Gross unrealized depreciation	(1,059,763)
Net unrealized appreciation	$22,602,445

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM FIXED INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)
	Principal
CORPORATE BONDS - 72.8%	Amount	Value
Aerospace & Defense - 0.7%
Rockwell Collins, Inc.
3.700%, 12/15/2023
Callable 09/15/2023	$1,750,000	$1,743,322

Air Freight & Logistics - 1.0%
FedEx Corp.
3.250%, 04/01/2026
Callable 01/01/2026	2,500,000	2,413,253

Banks - 6.3%
Bank of America Corporation:
2.625%, 10/19/2020	2,600,000	2,569,352
3.527% (3 Month LIBOR USD + 1.180%), 10/21/2022
Callable 10/21/2021 (a)	2,000,000	2,032,937
4.450%, 03/03/2026	2,000,000	2,005,550
BB&T Corporation
2.904% (3 Month LIBOR USD + 0.570%), 06/15/2020 (a)	2,000,000	2,012,783
Comerica Incorporated
2.125%, 05/23/2019
Callable 04/23/2019	1,000,000	995,667
Wells Fargo & Company:
2.125%, 04/22/2019	4,000,000	3,987,643
4.125%, 08/15/2023	2,000,000	2,026,640
		15,630,572
Biotechnology - 4.0%
Amgen Inc.
2.200%, 05/22/2019
Callable 04/22/2019	5,312,000	5,293,497
Celgene Corporation
3.625%, 05/15/2024
Callable 02/15/2024	4,750,000	4,689,511
		9,983,008
Capital Markets - 2.0%
Morgan Stanley:
3.192% (3 Month LIBOR USD + 0.850%), 01/24/2019 (a)	3,500,000	3,508,668
3.119% (3 Month LIBOR USD + 0.800%), 02/14/2020
Callable 02/14/2019 (a)	1,500,000	1,503,621
		5,012,289
Chemicals - 0.4%
Ecolab Inc.
2.375%, 08/10/2022
Callable 07/10/2022	1,000,000	959,516

Communications Equipment - 0.3%
Cisco Systems, Inc.
4.950%, 02/15/2019	700,000	706,098

Computers & Peripherals - 1.3%
Apple Inc.
2.400%, 05/03/2023	3,250,000	3,126,620

Consumer Finance - 4.2%
American Express Company:
2.669% (3 Month LIBOR USD + 0.330%), 10/30/2020
Callable 09/29/2020 (a)	3,500,000	3,502,528
3.000%, 10/30/2024
Callable 09/29/2024	2,000,000	1,913,026
American Express Credit Corporation:
1.875%, 05/03/2019
Callable 04/03/2019	2,000,000	1,990,788
2.375%, 05/26/2020
Callable 04/25/2020	3,000,000	2,963,550
		10,369,892
Containers & Packaging - 2.1%
Ball Corporation:
5.000%, 03/15/2022	2,000,000	2,073,000
5.250%, 07/01/2025	3,000,000	3,112,500
		5,185,500
Diversified Financials - 4.4%
JPMorgan Chase & Co.:
3.302% (3 Month LIBOR USD + 0.955%), 01/23/2020 (a)	3,082,000	3,115,596
3.235% (3 Month LIBOR USD + 0.900%), 04/25/2023
Callable 04/25/2022 (a)	2,409,000	2,432,742
3.375%, 05/01/2023	2,000,000	1,964,441
2.700%, 05/18/2023
Callable 03/18/2023	3,500,000	3,367,750
		10,880,529
Diversified Telecommunication Services - 7.6%
AT&T Inc.:
2.375%, 11/27/2018	4,500,000	4,498,552
3.221% (3 Month LIBOR USD + 0.910%), 11/27/2018 (a)	3,000,000	3,003,680
3.001% (3 Month LIBOR USD + 0.670%), 03/11/2019 (a)	1,500,000	1,503,847
3.289% (3 Month LIBOR USD + 0.950%), 07/15/2021 (a)	2,000,000	2,024,512
CenturyLink, Inc.:
6.150%, 09/15/2019	1,402,000	1,431,793
5.800%, 03/15/2022	2,500,000	2,556,250
Verizon Communications Inc.:
3.334% (3 Month LIBOR USD + 1.000%), 03/16/2022 (a)	2,000,000	2,043,208
2.450%, 11/01/2022
Callable 08/01/2022	1,750,000	1,681,695
		18,743,537
Electrical Equipment & Instruments- 2.9%
Emerson Electric Co.:
2.625%, 12/01/2021
Callable 11/01/2021	950,000	938,863
3.150%, 06/01/2025
Callable 03/01/2025	5,000,000	4,837,925
Rockwell Automation, Inc.
2.875%, 03/01/2025
Callable 12/01/2024	1,440,000	1,368,826
		7,145,614
Electronic Equipment & Instruments - 1.8%
Trimble Inc.
4.150%, 06/15/2023
Callable 05/15/2023	4,500,000	4,507,426

Food & Drug Retailing - 1.7%
Walgreens Boots Alliance, Inc.
3.800%, 11/18/2024
Callable 08/18/2024	4,375,000	4,326,495

Health Care Equipment & Supplies - 6.8%
Danaher Corporation:
2.400%, 09/15/2020
Callable 08/15/2020	2,000,000	1,968,097
3.350%, 09/15/2025
Callable 06/15/2025	5,500,000	5,411,402
PerkinElmer, Inc.
5.000%, 11/15/2021
Callable 08/15/2021	1,094,000	1,130,050
Thermo Fisher Scientific, Inc.:
4.150%, 02/01/2024
Callable 11/01/2023	4,500,000	4,588,959
2.950%, 09/19/2026
Callable 06/19/2026	4,000,000	3,710,756
		16,809,264
Health Care Providers & Services - 2.7%
CVS Health Corporation:
3.047% (3 Month LIBOR USD + 0.720%), 03/09/2021 (a)	4,500,000	4,536,926
4.125%, 05/15/2021
Callable 02/15/2021	2,000,000	2,033,286
		6,570,212
Household Durables - 1.2%
Newell Brands, Inc.
3.150%, 04/01/2021
Callable 03/01/2021	3,150,000	3,101,333

Household Products - 0.4%
The Procter & Gamble Company
8.000%, 09/01/2024	775,000	951,521

Internet & Catalog Retail - 2.8%
Amazon.com, Inc.:
2.600%, 12/05/2019
Callable 11/05/2019	2,000,000	1,994,725
2.500%, 11/29/2022
Callable 08/29/2022	5,000,000	4,848,296
		6,843,021
Media & Entertainment - 1.6%
Alphabet, Inc.
3.375%, 02/25/2024	4,000,000	4,027,537

Multiline Retail - 1.9%
Family Dollar Stores, Inc.
5.000%, 02/01/2021	4,500,000	4,640,625

Oil & Gas & Consumable Fuels - 6.2%
Chevron Corporation
2.411%, 03/03/2022
Callable 01/03/2022	1,450,000	1,411,365
Enterprise Products Operating LLC
3.750%, 02/15/2025
Callable 11/15/2024	2,000,000	1,999,428
Kinder Morgan Energy Partners, L.P.
4.250%, 09/01/2024
Callable 06/01/2024	3,000,000	3,027,600
Occidental Petroleum Corporation
2.600%, 04/15/2022
Callable 03/15/2022	3,125,000	3,042,045
Range Resources Corporation
5.000%, 08/15/2022
Callable 05/15/2022	5,850,000	5,813,437
		15,293,875

Real Estate Investment Trusts - 3.6%
American Tower Corporation:
3.400%, 02/15/2019	1,585,000	1,587,889
5.050%, 09/01/2020	1,250,000	1,289,582
3.500%, 01/31/2023	3,500,000	3,445,767
5.000%, 02/15/2024	2,500,000	2,617,238
		8,940,476
Road & Rail - 3.0%
Burlington Northern Santa Fe, LLC
3.000%, 03/15/2023
Callable 12/15/2022	3,300,000	3,246,682
Union Pacific Corporation
2.250%, 06/19/2020
Callable 05/19/2020	4,125,000	4,071,780
		7,318,462
Software & Services - 1.0%
Sabre GLBL Inc. (b)
5.375%, 04/15/2023
Callable 10/29/2018	2,500,000	2,527,950

Specialty Retail - 0.9%
O'Reilly Automotive, Inc.
4.875%, 01/14/2021
Callable 10/14/2020	2,203,000	2,271,163

TOTAL CORPORATE BONDS
(Cost $182,541,461)		180,029,110

U.S. GOVERNMENT ISSUES - 6.1%
U.S. Treasury Inflation Indexed Bonds - 1.5%
0.625%, 01/15/2024	3,780,140	3,730,377

U.S. Treasury Notes - 4.6%
1.250%, 10/31/2019	2,000,000	1,969,688
2.000%, 07/31/2020	2,000,000	1,971,602
2.000%, 02/15/2023	2,000,000	1,923,438
2.000%, 02/15/2025	2,000,000	1,884,023
2.000%, 08/15/2025	2,000,000	1,874,609
1.625%, 02/15/2026	2,000,000	1,815,234
		11,438,594
TOTAL U.S. GOVERNMENT ISSUES
(Cost $15,808,867)		15,168,971

U.S. GOVERNMENT SPONSORED ENTITIES - 18.6%
Fannie Mae - 2.3%
2.000%, 07/28/2021
Callable 10/28/2018 (c)	2,000,000	1,972,036
1.500%, 10/26/2021
Callable 10/26/2018 (c)	1,040,000	1,016,813
1.500%, 05/17/2024
Callable 11/17/2018 (c)	2,800,000	2,726,887
		5,715,736

Federal Home Loan Bank - 5.0%
1.550%, 10/19/2020
Callable 10/19/2018 (c)	2,500,000	2,455,400
1.850%, 10/19/2020
Callable 10/19/2018 (c)	2,500,000	2,458,275
2.050%, 01/29/2021
Callable 01/29/2019 (c)	2,500,000	2,469,390
1.750%, 08/15/2022
Callable 11/15/2018 (c)	2,500,000	2,438,837
2.000%, 08/24/2022
Callable 08/24/2019	2,700,000	2,586,098
		12,408,000
Freddie Mac - 11.3%
1.500%, 08/25/2021
Callable 11/25/2018 (c)	1,600,000	1,531,922
1.500%, 08/25/2021
Callable 11/25/2018 (c)	1,650,000	1,595,217
1.875%, 08/25/2021
Callable 11/25/2018 (c)	2,500,000	2,441,805
2.375%, 01/13/2022	2,000,000	1,966,372
2.600%, 07/26/2022
Callable 07/26/2019 (c)	840,000	838,892
2.200%, 07/27/2022
Callable 10/27/2018	1,225,000	1,183,891
1.750%, 09/29/2022
Callable 12/29/2018 (c)	2,500,000	2,453,195
2.000%, 12/14/2022
Callable 12/14/2018 (c)	2,000,000	1,975,826
2.000%, 12/27/2022
Callable 12/27/2018 (c)	2,200,000	2,167,755
2.500%, 02/28/2023
Callable 11/28/2018 (c)	2,000,000	1,984,438
3.100%, 05/15/2023
Callable 11/15/2018	1,500,000	1,483,619
1.500%, 06/30/2023
Callable 12/30/2018 (c)	1,500,000	1,453,201
2.000%, 10/27/2023
Callable 10/27/2018 (c)	4,500,000	4,405,765
2.000%, 05/23/2031
Callable 11/23/2018 (c)	2,500,000	2,375,270
		27,857,168
TOTAL U.S. GOVERNMENT SPONSORED ENTITIES
(Cost $47,055,913)		45,980,904

SHORT-TERM INVESTMENTS - 1.9%
Corporate Bonds - 1.3%
Bank of America Corporation
2.050%, 12/07/2018	2,000,000	1,998,726
Roper Technologies, Inc.
2.050%, 10/01/2018	1,250,000	1,250,000
		3,248,726

Money Market Fund - 0.6%	Shares
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.97% (d)	1,594,331	1,594,331

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,844,733)		4,843,057

Total Investments - 99.4%		246,022,042
(Cost $250,250,974)
Other Assets in Excess of Liabilities - 0.6%		1,444,739
TOTAL NET ASSETS - 100.0%		$247,466,781

(a)	Floating rate.
(b)	Rule 144A security. Resale to the public may require registration or may extend only to qualified institutional buyers.
The fair market value of the Rule 144A securities was $2,527,950 representing 1.0% of the Fund's total net assets.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods.
Rate as of period end.
(d)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$250,250,974
Gross unrealized appreciation	784,914
Gross unrealized depreciation	(5,013,846)
Net unrealized depreciation	$(4,228,932)

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

LKCM AQUINAS CATHOLIC EQUITY FUND
SCHEDULE OF INVESTMENTS
September 30, 2018 (Unaudited)

COMMON STOCKS - 100.3%	Shares	Value
Aerospace & Defense - 3.4%
Honeywell International Inc.	12,500	$2,080,000

Banks - 10.4%
Comerica Incorporated	19,000	1,713,800
Cullen/Frost Bankers, Inc.	8,000	835,520
SunTrust Banks, Inc.	28,500	1,903,515
Zions Bancorporation	37,500	1,880,625
		6,333,460
Beverages - 2.0%
PepsiCo, Inc.	11,000	1,229,800

Chemicals - 4.5%
DowDuPont Inc.	12,500	803,875
Ecolab Inc.	9,500	1,489,410
FMC Corporation	5,000	435,900
		2,729,185
Computers & Peripherals - 3.9%
Apple Inc.	10,500	2,370,270

Construction Materials - 1.8%
Martin Marietta Materials, Inc.	6,000	1,091,700

Diversified Financials - 2.6%
JPMorgan Chase & Co.	14,000	1,579,760

Electrical Equipment & Instruments - 3.2%
Roper Technologies, Inc.	6,500	1,925,365

Electronic Equipment & Instruments - 4.4%
FLIR Systems, Inc.	24,500	1,506,015
Trimble Inc. (a)	27,000	1,173,420
		2,679,435
Energy Equipment & Services - 1.6%
Halliburton Company	11,000	445,830
Schlumberger Ltd. (b)	8,400	511,728
		957,558
Food Products - 1.8%
Mondelez International Inc. - Class A	25,000	1,074,000

Household Products - 1.1%
Colgate-Palmolive Company	10,000	669,500

Insurance - 2.1%
Prudential Financial, Inc.	12,500	1,266,500

Internet & Catalog Retail - 3.3%
Amazon.com, Inc. (a)	1,000	2,003,000

IT Consulting & Services - 3.5%
PayPal Holdings, Inc. (a)	24,000	2,108,160

Machinery - 2.0%
Barnes Group Inc.	17,500	1,243,025

Marine - 2.8%
Kirby Corporation (a)	20,500	1,686,125

Media & Entertainment - 4.0%
Alphabet, Inc. - Class A (a)	2,000	2,414,160

Multiline Retail - 1.3%
Dollar Tree, Inc. (a)	10,000	815,500

Oil & Gas & Consumable Fuels - 8.3%
Cabot Oil & Gas Corporation	17,500	394,100
ConocoPhillips	17,500	1,354,500
EOG Resources, Inc.	13,000	1,658,410
Occidental Petroleum Corporation	20,000	1,643,400
		5,050,410
Pharmaceuticals - 5.4%
Abbott Laboratories	22,500	1,650,600
Zoetis Inc.	17,500	1,602,300
		3,252,900
Professional Services - 2.2%
Verisk Analytics, Inc. (a)	11,000	1,326,050

Software - 11.7%
Adobe Systems Incorporated (a)	8,000	2,159,600
Microsoft Corporation	13,625	1,558,291
Oracle Corporation	27,500	1,417,900
RealPage, Inc. (a)	30,000	1,977,000
		7,112,791
Software & Services - 3.4%
Akamai Technologies, Inc. (a)	28,200	2,062,830

Specialty Retail - 5.7%
The Home Depot, Inc.	7,500	1,553,625
Party City Holdco Inc. (a)	55,000	745,250
Tiffany & Co.	9,000	1,160,730
		3,459,605
Textiles, Apparel & Luxury Goods - 3.9%
Tapestry, Inc.	22,500	1,131,075
VF Corporation	13,500	1,261,575
		2,392,650
TOTAL COMMON STOCKS
(Cost $33,878,069)		60,913,739

SHORT-TERM INVESTMENT - 0.1%
Money Market Fund - 0.1%
Invesco Short-Term Investments Trust-Government & Agency Portfolio - Institutional Shares, 1.97% (c)	77,899	77,899

TOTAL SHORT-TERM INVESTMENT
(Cost $77,899)		77,899

Total Investments - 100.4%		60,991,638
(Cost $33,955,968)
Liabilities in Excess of Other Assets - (0.4)%		(234,333)
TOTAL NET ASSETS - 100.0%		$60,757,305

(a)	Non-income producing security.
(b)	Security issued by non-U.S. incorporated company.
(c)	The rate quoted is the annualized seven-day yield of the fund at period end.

The cost basis of investments for federal income tax purposes at September 30, 2018 was as follows*:

Cost of investments	$33,955,968
Gross unrealized appreciation	27,377,732
Gross unrealized depreciation	(342,062)
Net unrealized appreciation	$27,035,670

* Because tax adjustments are calculated annually, the above table does not reflect tax adjustments. For the previous fiscal year's federal income tax information, please refer to the Notes to the Financial Statements section in the Fund's most recent semi-annual or annual report.

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard &
Poor's Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by
U.S. Bancorp Fund Services, LLC.

Fair Value Measurement Summary at September 30, 2018 (Unaudited)

Equity securities listed or traded on a U.S. securities exchange for which market quotations are readily available are valued at the last quoted sale price on the exchange on which the security is primarily traded. Nasdaq Global Market securities are valued at the Nasdaq Official
Closing Price ("NOCP"). Unlisted U.S. securities and listed U.S. securities not traded on a particular valuation date are valued at the mean of the most recent quoted bid and ask price on the relevant exchanges or markets. Equity securities listed on a foreign exchange for which market quotations are readily available are valued at the last quoted sales price on the exchange on which the security is primarily traded. Debt securities are normally valued at the mean of the closing bid and ask price and/or by using a combination of broker quotations or evaluated prices provided by an independent pricing service. Other assets and securities for which no market or broker quotations or evaluated prices are readily available (including restricted securities) are valued in good faith at fair value using guidelines approved by the Board of Trustees. The Board has adopted specific guidelines and procedures for valuing portfolio securities and delegated their implementation to
Luther King Capital Management Corporation (the "Adviser"). The guidelines and procedures authorize the Adviser to make determinations regarding the fair value of a portfolio security and to report such determinations to the Board of Trustees. The Funds may use prices provided by independent pricing services to assist in the fair valuation of the Funds' portfolio securities.

The Trust has adopted accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These standards define fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value hierarchy is organized into three levels based upon the assumptions (referred to as "inputs') used in pricing the asset or liability. These standards state that "observable inputs" reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from independent sources and "unobservable inputs" reflect an entity's own assumptions about the assumptions market participants would use in pricing the asset or liability. These inputs are summarized in the three broad levels listed below.

Level 1 -	Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.

Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

Level 3 -	Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust's own assumptions that market participants would use to price the asset or liability based on the best available information.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. As of September 30, 2018, the Funds' assets carried at fair value were classified as follows:

LKCM Small Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$221,715,047	$-	$-	$221,715,047
Money Market Fund	3,222,770	-	-	3,222,770
Total Investments*	$224,937,817	$-	$-	$224,937,817

LKCM Small-Mid Cap Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$17,736,531	$-	$-	$17,736,531
Money Market Fund	770,108	-	-	770,108
Total Investments*	$18,506,639	$-	$-	$18,506,639

LKCM Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$348,801,095	$-	$-	$348,801,095
U.S. Government Issues	-	9,934,570	-	9,934,570
Money Market Fund	7,498,659	-	-	7,498,659
Total Investments*	$356,299,754	$9,934,570	$-	$366,234,324

LKCM Balanced Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$59,428,362	$-	$-	$59,428,362
Corporate Bonds	-	27,947,806	-	27,947,806
Money Market Fund	2,938,480	-	-	2,938,480
Total Investments*	$62,366,842	$27,947,806	$-	$90,314,648

LKCM Fixed Income Fund
Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$-	$183,277,836	$-	$183,277,836
U.S. Government Issues	-	15,168,971	-	15,168,971
U.S. Government Sponsored Entities	-	45,980,904	-	45,980,904
Money Market Fund	1,594,331	-	-	1,594,331
Total Investments*	$1,594,331	$244,427,711	$-	$246,022,042

LKCM Aquinas Catholic Equity Fund
Description	Level 1	Level 2	Level 3	Total
Common Stocks	$60,913,739	$-	$-	$60,913,739
Money Market Fund	77,899	-	-	77,899
Total Investments*	$60,991,638	$-	$-	$60,991,638

* Additional information regarding the industry classifications of these investments is disclosed in the Schedule of Investments.

There were no transfers into or out of Level 1, Level 2 or Level 3 fair value measurements during the reporting period. Transfers between levels are recognized at the end of the reporting period.

Item 2. Controls and Procedures.

(a)
The registrant’s principal executive and financial officers have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LKCM Funds

By /s/ J. Luther King, Jr.
      J. Luther King, Jr., President

Date  November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ J. Luther King, Jr.
      J. Luther King, Jr., President

Date  November 28, 2018

By  /s/ Jacob D. Smith
      Jacob D. Smith, Chief Financial Officer

Date  November 28, 2018